Commitments and Contingencies - Narrative (Details) $ in Thousands, $ in Millions				3 Months Ended			9 Months Ended		12 Months Ended
	Mar. 26, 2018 CAD ($)	Oct. 23, 2017 USD ($)	Nov. 22, 2016 CAD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) individual employee plan	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Loss Contingencies [Line Items]
Capital lease obligations				$ 73,900			$ 73,900		$ 63,500	$ 20,600
Capital leased assets, gross				119,600			119,600		76,900	27,000
Capital leased assets, accumulated depreciation				29,300			29,300		10,100	2,800
Capital leased assets, net				90,300			90,300		66,800	24,200
Rent and related expense for operating leases				$ 4,278	$ 496		$ 9,519	$ 1,500	$ 6,100	1,600	$ 1,200
Deferred compensation, number of plans | plan									2
Deferred compensation, number of individuals covered under supplemental executive retirement plan | individual									4
Number of former employees receiving benefits | employee									2
Number of current employees receiving benefits | employee									2
Sterret Crane v. White Construction And Zurich Insurance v. White Construction
Loss Contingencies [Line Items]
Attorney fees, interest and costs		$ 700
Settlement payment						$ 600
Monetary damages sought		$ 600
NPI Litigation/CCAA Resolution
Loss Contingencies [Line Items]
Direct damages, amount			$ 1.0
Settlement payment	$ 1.0
Executive Officer
Loss Contingencies [Line Items]
Deferred compensation, maximum contractual term									20 years
Deferred compensation, expected payments for next fiscal year									$ 100
Deferred compensation, maximum aggregate payments per year if all participants were retired									300
Deferred compensation, recorded liability									3,200	3,300
Management
Loss Contingencies [Line Items]
Deferred compensation, recorded liability									3,000	1,700
Deferred compensation, compensation expense									$ 2,200	$ 1,300	$ 200
Zurich Insurance | Sterret Crane v. White Construction And Zurich Insurance v. White Construction
Loss Contingencies [Line Items]
Settlement payment						$ 300